Equity Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity Incentive Plan
Summary of the activity related to restricted stock

		Weighted Average
		Grant Date Fair
	Shares	Market Value
Unvested RSUs outstanding as of January 1, 2020	334,928	$11.08
Granted	186,759	11.77
Vested	(95,694)	11.08
Unvested RSUs outstanding as of March 31, 2020	425,993
Granted	47,226	9.64
Vested	(119,855)	$11.08
Unvested RSUs outstanding as of June 30, 2020	353,364

		Weighted Average
		Grant Date Fair
	Shares	Market Value
Outstanding at November 15, 2019 (Successor)	—	—
Granted	430,622	$11.08
Vested	(95,694)	$11.08
Forfeited	—	—
Outstanding at December 31, 2019 (Successor)	334,928	$11.08